RELATED PARTIES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences	€ (63)	€ 391
Operating expenses	32,047	28,612		22,509
Total Costs	31,984	29,003		22,509
Other current assets	9,122	13,604	€ 7,742	5,862
Trade payables and other current liabilities	41,233	47,000	38,510	28,624
Current financial assets	13,494	10,398	6,775	3,899
Non-current borrowings	3,720	408	1,298	5,513
Codere Espa?a S.A. [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences					€ (281)
Operating expenses	3,708	3,609	(3,645)	(4,847)
Total Costs	3,708	3,609	(3,645)	(4,847)	(281)
Trade receivables
Current borrowings					6,644
Trade payables and other current liabilities					281
Non-current borrowings					21,191
Codere Newco SAU [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences	(63)	(157)		(81)	(12)
Operating expenses	14,907	12,087	(9,504)	(7,418)	(3,220)
Total Costs	14,844	11,930	(9,423)	(7,499)	(3,232)
Other current assets	320
Trade receivables		3,859	3	937
Current borrowings	11		8		9,048
Trade payables and other current liabilities	1,035	4,626	1,779	1,165	152
Current financial assets
Non-current borrowings					250
Codere Apuestas Galicia S.L. [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses	2,390	1,952	(1,520)		(1,287)
Total Costs	2,390	1,952	(1,520)		(1,287)
Trade receivables					463
Current borrowings
Trade payables and other current liabilities				749
Current financial assets
Non-current borrowings
Codere Operadora de Apuestas S.L. [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses	119	96	(162)	(848)	(919)
Total Costs	119	96	(162)	(848)	(919)
Trade receivables
Current borrowings
Trade payables and other current liabilities				468
Current financial assets
Iberargen, S.A. [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences		548
Operating expenses	5,061	3,212
Total Costs	5,061	3,760
Other retail companies [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses	751	755	(857)	(2,084)	(534)
Total Costs	751	755	(857)	(2,084)	(534)
Other current assets
Trade receivables	38	935			36
Current borrowings	1,436	637	306	1,776	746
Trade payables and other current liabilities	424	1,272	788	520	945
Current financial assets
Non-current borrowings
Mexico retail companies [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses	3,993	3,998	(3,456)
Total Costs	3,993	3,998	(3,456)
Retail Latam [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses	1,118	2,903	(3,365)
Total Costs	1,118	2,903	(3,365)
Codere Operadora de Apuestas S.L. [Member]
IfrsStatementLineItems [Line Items]
Other current assets
Trade receivables	75
Current borrowings
Trade payables and other current liabilities	698
Current financial assets
Codere Apuestas Espa?a [Member]
IfrsStatementLineItems [Line Items]
Other current assets
Trade receivables	173	2,011	109
Current borrowings	175
Trade payables and other current liabilities	956	2,221	369
Current financial assets
Other latam retail companies [Member]
IfrsStatementLineItems [Line Items]
Other current assets
Trade receivables	654	13	1,034	2,405
Current borrowings	283	2,618	3,187	1,143
Trade payables and other current liabilities	599	835	1,497	824
Current financial assets
Non-current borrowings
CCOL [Member]
IfrsStatementLineItems [Line Items]
Other current assets
Trade receivables	209		2,832
Current borrowings	1,460		68
Trade payables and other current liabilities	246		1,953
Current financial assets
Total [Member]
IfrsStatementLineItems [Line Items]
Other current assets	320
Trade receivables	1,149	8,147	4,309	3,318	936
Current borrowings	3,365	5,105	4,243	2,919	17,777
Trade payables and other current liabilities	€ 3,958	9,670	6,497	3,729	1,479
Current financial assets				76
Non-current borrowings					21,441
Codere Colombia S A [Member]
IfrsStatementLineItems [Line Items]
Trade receivables		612
Current borrowings		325
Trade payables and other current liabilities		425
Alta Cordillera S A Hipica De Panama S A [Member]
IfrsStatementLineItems [Line Items]
Trade receivables		717
Current borrowings		1,517
Trade payables and other current liabilities		291
Other [Member]
IfrsStatementLineItems [Line Items]
Trade receivables
Current borrowings		8
Trade payables and other current liabilities
Codere Italia S.P.A. [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences				(29)
Operating expenses			(162)
Total Costs			(162)	(29)
ACOR/HIPA [Member]
IfrsStatementLineItems [Line Items]
Trade receivables			331
Current borrowings			674
Trade payables and other current liabilities			111
Current financial assets
King Bingo S.R.L. [Member]
IfrsStatementLineItems [Line Items]
Trade receivables				1	2
Current borrowings
Trade payables and other current liabilities				3
Current financial assets
Non-current borrowings
OBIN [Member]
IfrsStatementLineItems [Line Items]
Trade receivables				(18)
Current borrowings
Trade payables and other current liabilities
Current financial assets				26
CTEC [Member]
IfrsStatementLineItems [Line Items]
Trade receivables
Current borrowings
Trade payables and other current liabilities
Current financial assets				50
CITATI [Member]
IfrsStatementLineItems [Line Items]
Trade receivables				(7)
Current borrowings
Trade payables and other current liabilities
Current financial assets
Codere Apuestas Espa?a S.L. [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses					(7,066)
Total Costs					(7,066)
Codere Apuestas S.A.U. [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses					(79)
Total Costs					(79)
Codere Italia S.P.A. [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences					(101)
Operating expenses					(918)
Total Costs					(1,019)
Trade receivables					435
Current borrowings					1,339
Trade payables and other current liabilities					101
Non-current borrowings
Administradora Mexicana del Hip?dromo [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses					(4,164)
Total Costs					(4,164)
Trade receivables
Current borrowings
Trade payables and other current liabilities
Non-current borrowings